PROPERTY, PLANT AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Spetner Associates Inc [Member]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of March 31, 2025 and December 31, 2024:

	March 31,	December 31,
	2025	2024
Office Equipment	$144,505	$144,505
Furniture & fixtures	10,819	10,819
IT Equipment	47,996	47,996
Automobile	51,290	51,290
	254,610	254,610
Less: accumulated depreciation	(240,078)	(237,513)
Net book value	$14,532	$17,097

Property and equipment consisted of the following as of December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023
Office Equipment	$144,505	$144,505
Furniture & fixtures	10,819	10,819
IT Equipment	47,996	47,996
Automobile	51,290	51,290
	254,610	254,610
Less: accumulated depreciation	(237,513)	(227,255)
Net book value	$17,097	$27,355